Related Party Transactions - Significant transactions with associates of the Group and of CMCC Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenue from telecommunications services	¥ 695,692	¥ 674,392	¥ 670,907
Interest and other income	14,341	15,560	15,885
Interest receivable	4,461
Right-of-use assets	65,091	74,308
Bank deposits	110,382	130,799
Prepayments and other current assets	25,713	26,708
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Revenue from telecommunications services	582	535	604
Property leasing and management services revenue	32	30	40
Interest and other income	969	6,130	4,083
Dividend income	4,362	2,299	691
Telecommunications services charges	2,515	474	528
Related costs for use of tower assets	41,438	39,843	¥ 37,837
Accounts receivable	185	225
Interest receivable	502	831
Right-of-use assets	30,355	40,316
Other receivables	5,895	9,545
Financial assets at FVPL	25,692	54,490
Bank deposits	55,977	59,205
Prepayments and other current assets	23	36
Lease liabilities	37,729	43,142
Accounts payable	4,691	4,708
Bills payable	1,214	356
Accrued expenses and other payables	¥ 8,228	¥ 6,511